Stock-Based Compensation - Expense - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock-Based Compensation
Common stock repurchased, shares	685,586
Common stock repurchased, value	$ 5,000
Stock-based compensation expense	4,400	$ 5,056	$ 374	$ 4,545
Technology And Development
Stock-Based Compensation
Stock-based compensation expense	900
General and administrative
Stock-Based Compensation
Stock-based compensation expense	3,500	$ 1,080	$ 91	$ 3,572
Additional Paid In Capital And Retained Earnings
Stock-Based Compensation
Common stock repurchased, value	$ 600